Leases - Schedule Of Supplemental Cash Flow information Related To Leases (Details)	12 Months Ended
Dec. 31, 2019 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	¥ 45,584,621
Right-of-use assets obtained in exchange for lease obligations:	¥ 55,834,552